Deferred tax (Tables)	6 Months Ended
Dec. 31, 2024
Text block [abstract]
Summary of deferred taxes liability

	Consolidated
	December 2024	June 2024
	$	$
Non-current liabilities
Deferred tax liability	1,882,634	2,018,180

Amount expected to be settled after more than 12 months	1,882,634	2,018,180

Movements:
Opening balance	2,018,180	2,018,180
Credited to profit or loss	(135,546)	—

Closing balance	1,882,634	2,018,180